Expense Example - Nuveen Securitized Income ETF - Nuveen Securitized Income ETF	Sep. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	$ 122